UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 57347

John Hancock Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Attorney and Assistant Secretary

601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Financial Trends Fund, Inc.

3.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Financial Trends Fund, Inc. Securities owned by the Fund on March 31, 2006 (unaudited)

Issuer	Shares	Value

Common stocks 95.93%		$80,324,126
(Cost $39,991,620)

Asset Management & Custody Banks 9.42%		7,889,441

Affiliated Managers Group, Inc. (I)(L)	16,700	1,780,387
Bank of New York Co., Inc. (The)	24,000	864,960
Eaton Vance Corp.	20,000	547,600
Franklin Resources, Inc.	7,000	659,680
Legg Mason, Inc.	15,650	1,961,414
Northern Trust Corp.	5,000	262,500
State Street Corp.	30,000	1,812,900

Diversified Banks 12.18%		10,194,534

Bank of America Corp.	76,008	3,461,404
U.S. Bancorp.	68,000	2,074,000
Wachovia Corp.	44,153	2,474,776
Wells Fargo & Co.	34,200	2,184,354

Insurance Brokers 0.39%		323,860

National Financial Partners Corp.	5,730	323,860

Investment Banking & Brokerage 7.77%		6,507,067

Goldman Sachs Group, Inc. (The)	4,050	635,688
Lehman Brothers Holdings, Inc.	11,000	1,589,830
Merrill Lynch & Co., Inc.	23,000	1,811,480
Morgan Stanley	7,750	486,855
Raymond James Financial, Inc.	59,925	1,771,383
TD Ameritrade Holding Corp. (I)	10,150	211,831

Life & Health Insurance 5.80%		4,858,783

AFLAC, Inc.	25,000	1,128,250
Prudential Financial, Inc.	28,510	2,161,343
StanCorp Financial Group, Inc.	29,000	1,569,190

Multi-Line Insurance 3.77%		3,153,679

American International Group, Inc.	17,000	1,123,530
Genworth Financial, Inc. (Class A)	15,550	519,837
Hartford Financial Services Group, Inc. (The)	18,750	1,510,312

Other Diversified Financial Services 4.98%		4,171,185

Citigroup, Inc.	46,650	2,203,279
JPMorgan Chase & Co.	47,260	1,967,906

John Hancock

Financial Trends Fund, Inc.

Securities owned by the Fund on March 31, 2006 (unaudited)

Property & Casualty Insurance 3.26%		2,730,480

Ambac Financial Group, Inc.	7,000	557,200
Assured Guaranty Ltd. (Bermuda)	22,650	566,250
Axis Capital Holdings Ltd. (Bermuda)	11,500	343,850
ProAssurance Corp. (I)	17,615	915,980
Republic Companies Group, Inc.	20,000	347,200

Regional Banks 40.43%		33,853,465

Alabama National BanCorp.	9,000	615,600
Ameris Bancorp.	21,480	499,625
BancorpSouth, Inc.	38,167	916,390
BB&T Corp.	38,382	1,504,574
BOK Financial Corp.	26,776	1,273,199
Capital City Bank Group, Inc.	26,327	935,925
City National Corp.	17,500	1,343,825
Colonial BancGroup, Inc. (The)	38,112	952,800
Commerce Bancshares, Inc.	19,847	1,025,494
Commercial Bankshares, Inc.	35,551	1,254,239
Community Bancorp. (I)	880	27,254
Compass Bancshares, Inc.	26,025	1,317,125
Fifth Third Bancorp.	18,500	728,160
First Bancorp. of North Carolina	18,532	414,746
First Charter Corp.	28,500	703,950
First Horizon National Corp.	20,580	857,157
Hancock Holding Co.	15,000	697,800
LSB Bancshares, Inc.	56,512	1,017,216
M&T Bank Corp.	10,000	1,141,400
Marshall & Ilsley Corp.	19,250	838,915
National City Corp.	18,000	628,200
North Fork Bancorp., Inc.	22,000	634,260
Peoples BancTrust Co., Inc. (The)	52,800	1,024,320
Pinnacle Financial Partners, Inc. (I)	78,000	2,140,320
PNC Financial Services Group, Inc.	22,500	1,514,475
Provident Bankshares Corp.	20,156	734,686
Seacoast Banking Corp. of Florida	69,520	2,023,727
Summit Bancshares, Inc.	18,600	358,422
SunTrust Banks, Inc.	26,556	1,932,215
TCF Financial Corp.	42,000	1,081,500
Trustmark Corp.	32,000	1,012,480
Western Alliance Bancorp. (I)	1,730	64,270
Whitney Holding Corp.	14,300	507,078
Zions Bancorp.	25,772	2,132,118

Reinsurance 0.97%		816,395

Max Re Capital Ltd. (Bermuda)	14,600	347,480
RenaissanceRe Holdings Ltd. (Bermuda)	10,750	468,915

Specialized Finance 0.43%		357,514

CIT Group, Inc.	6,680	357,514

John Hancock Financial Trends Fund, Inc. Securities owned by the Fund on March 31, 2006 (unaudited)

Thrifts & Mortgage Finance 6.53%			5,467,723

Countrywide Financial Corp.		18,000	660,600
First Financial Holdings, Inc.		40,500	1,283,850
Freddie Mac		24,500	1,494,500
Hudson City Bancorp., Inc.		34,150	453,853
South Street Financial Corp.		95,000	893,000
Washington Mutual, Inc.		16,000	681,920

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 4.07%			$3,412,022
(Cost $3,412,022)

Certificates of Deposit 0.03%			27,468

Deposits in mutual banks		27	27,468
Joint Repurchase Agreement 2.10%			1,760,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 03-31-06 due 04-03-06 (Secured by U.S. Treasury
Inflation Indexed Note 3.875%, due 01-15-09)	4.470	1,760	1,760,000
		Shares

Cash Equivalents 1.94%			1,624,554

AIM Cash Investment Trust (T)		1,624,554	1,624,554

Total investments 100.00%			$83,736,148

John Hancock Financial Trends Fund, Inc. Footnotes to Schedule of Investments March 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $43,403,642. Gross unrealized appreciation and depreciation of investments aggregated $40,582,430 and $249,924, respectively, resulting in net unrealized appreciation of $40,332,506.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Directors
Franklin C. Golden
Robert G. Freedman
Russell J. Page
Fred G. Steingraber
Donald R. Tomlin
H. Hall Ware, III

** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and Chief Financial Officer

Alfred P. Ouellette
Corporate Secretary

Directors
Franklin C. Golden
Chairman

Barry H. Evans
President

James K. Schmidt
Vice President

Lisa A. Welch
Vice President

Robert E. Gramer
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and registrar
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Fund counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent directors' counsel
Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, Georgia 30309-4530

Stock symbol
Listed NASD: JHFT

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Financial Trends Fund, Inc..

PT0Q1 3/06
5/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Trends Fund, Inc.

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President

Date: May 25, 2006

By: /s/ Robert E. Gramer
-------------------------------------
Robert E. Gramer
Treasurer

Date: May 25, 2006